Pension and Post-Retirement and Post-Employment Benefits - Schedule of Effect of One Percent Change in Health Care Cost Trends on Projected Benefit Obligation (Detail) - Post-Retirement and Post-Employment Benefits [Member] - CAD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Effect Of One Percentage Point Change In Assumed Health Care Cost Trend Rates [Line Items]
Effect of a 1% increase in health care cost trends	$ 230	$ 250
Effect of a 1% decrease in health care cost trends	$ (175)	$ (189)